Property and equipment (Tables)	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

The components of property and equipment are as follows:

	As of
	March 31, 2018	March 25, 2017*
	(In thousands)

Leasehold improvements	24,082	23,324
Equipment	317	1,264
Molds	34	33
Furniture and fixtures	5,222	4,320
Software and electronic equipment	9,936	10,560

	39,591	39,501
Accumulated depreciation and impairment charges	(24,524)	(27,895)

	$15,067	$11,606

*Retrospectively revised (see note 18)